PIMCO Variable Insurance Trust

Supplement Dated December 23, 2015 to the

Administrative Class Prospectus and Advisor Class and Class M Prospectus,

each dated April 30, 2015, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Global Diversified Allocation Portfolio (the “Portfolio”)

Effective December 22, 2015, the Portfolio is jointly managed by Josh Davis and Graham A. Rennison. Accordingly, effective December 22, 2015, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Josh Davis and Graham A. Rennison. Dr. Davis is an Executive Vice President of PIMCO and Mr. Rennison is a Senior Vice President of PIMCO. Dr. Davis has managed the Portfolio since its inception in April 2012, and Mr. Rennison has managed the Portfolio since December 2015.

In addition, effective December 22, 2015, disclosure concerning the Portfolio’s portfolio managers in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Managers	Since	Recent Professional Experience
PIMCO Global Diversified Allocation	Josh Davis	4/12*

Executive Vice President, PIMCO. Dr. Davis is a member of PIMCO’s global quantitative portfolio group and focuses on portfolio solutions and quantitative strategy, including asset allocation, tail risk hedging, foreign exchange and variable annuities. Prior to joining PIMCO in 2008, he was a consulting strategist with Prime International Trading in Chicago.

PIMCO Global Diversified Allocation	Graham A. Rennison	12/15

Senior Vice President, PIMCO. Mr. Rennison is a member of the quantitative portfolio management group, focusing on multi-asset class systematic strategies. Prior to joining PIMCO in 2011, Mr. Rennison was associated with Barclays Capital and Lehman Brothers, researching and publishing widely on quantitative strategies in the credit markets.

*	Inception of the Fund.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_122315

PIMCO Variable Insurance Trust

Supplement Dated December 23, 2015 to the

PIMCO Global Diversified Allocation Portfolio Administrative Class Prospectus and

PIMCO Global Diversified Allocation Portfolio Advisor Class Prospectus, each dated

April 30, 2015, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Global Diversified Allocation Portfolio (the “Portfolio”)

Effective December 22, 2015, the Portfolio is jointly managed by Josh Davis and Graham A. Rennison. Accordingly, effective December 22, 2015, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Josh Davis and Graham A. Rennison. Dr. Davis is an Executive Vice President of PIMCO and Mr. Rennison is a Senior Vice President of PIMCO. Dr. Davis has managed the Portfolio since its inception in April 2012, and Mr. Rennison has managed the Portfolio since December 2015.

In addition, effective December 22, 2015, disclosure concerning the Portfolio’s portfolio managers in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Managers	Since	Recent Professional Experience
PIMCO Global Diversified Allocation	Josh Davis	4/12*

Executive Vice President, PIMCO. Dr. Davis is a member of PIMCO’s global quantitative portfolio group and focuses on portfolio solutions and quantitative strategy, including asset allocation, tail risk hedging, foreign exchange and variable annuities. Prior to joining PIMCO in 2008, he was a consulting strategist with Prime International Trading in Chicago.

PIMCO Global Diversified Allocation	Graham A. Rennison	12/15

Senior Vice President, PIMCO. Mr. Rennison is a member of the quantitative portfolio management group, focusing on multi-asset class systematic strategies. Prior to joining PIMCO in 2011, Mr. Rennison was associated with Barclays Capital and Lehman Brothers, researching and publishing widely on quantitative strategies in the credit markets.

*	Inception of the Fund.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_122315